Deposits Due to Customers (Tables)	12 Months Ended
Dec. 31, 2019
Deposits from customers [Abstract]
Details of deposits sorted by interest type

Details of deposits due to customers by type are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Deposits in local currency:
Deposits on demand	11,076,417	8,655,228
Deposits at termination	204,051,570	224,115,771
Mutual installment	30,783	28,574
Deposits on notes payables	1,891,556	2,174,995
Deposits on CMA	137,316	150,300
Customer deposit for security investment	30,000	—
Certificate of deposits	6,510,571	973,625
Other deposits	1,409,505	1,451,470

Sub-total	225,137,718	237,549,963

Deposits in foreign currency:
Deposits in foreign currencies	23,626,234	27,143,710

Present value discount	(73,013)	(8,095)

Total	248,690,939	264,685,578